Share-based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 03, 2015 shares	Oct. 31, 2019 shares	Nov. 30, 2009 shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2020 USD ($)	Apr. 30, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares-based compensation expense | ¥				¥ 18,400
NetEase Group [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares-based compensation expense | ¥					¥ 2,682		¥ 4,356		¥ 6,176
NetEase Group [Member] | 2009 RSU Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of compensation plan			10 years
NetEase Group [Member] | 2009 RSU Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance			323,694,050
NetEase Group [Member] | 2019 Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of compensation plan		10 years
NetEase Group [Member] | 2019 Plan [Member] | Ordinary shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance		322,458,300
Youdao, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of share options granted | $ / shares						$ 23.37		$ 4.12		$ 0.33
Fair value of options vested					11,087	$ 1,699	¥ 2,771		0
Youdao, Inc. [Member] | 2015 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of compensation plan	10 years
Shares-based compensation expense | ¥									¥ 0
Total unrecognized compensation expense					¥ 80,388						$ 12,320
Weighted average remaining vesting period					2 years 4 months 24 days	2 years 4 months 24 days
Youdao, Inc. [Member] | 2015 Share Incentive Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance	8,000,000											10,222,222
Additional number of shares reserved for future issuance												2,222,222